Filed with the Securities and Exchange Commission on December 21, 2020
REGISTRATION NO. 333-114560
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 22
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 182
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 25, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on ___ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 22 (“PEA No. 22”) to the Registration Statement on Form N-4, File No. 333-114560, Allstate Financial Advisors Separate Account I is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until January 25, 2021, the effectiveness of Post-Effective Amendment No. 21, which was filed on October 7, 2020 (accession no. 0001628280-20-014365) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 21 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 21st day of December, 2020.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company, on this 21st day of December, 2020.

SIGNATURE	TITLE
*John E Dugenske John E. Dugenske	Director and Chief Executive Officer
/s/Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*Mario Imbarrato Mario Imbarrato	Director, Senior Vice President and Chief Financial Officer
*Jesse E. Merten Jesse E. Merten	Director and President
*Julie Parsons Julie Parsons	Director
*John C. Pintozzi John C. Pintozzi	Director, Senior Vice President and Controller
*Mark Q. Prindiville Mark Q. Prindiville	Director
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
*/By: /s/Angela K. Fontana, pursuant to Power of Attorney.